Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
Summary of the Stock Option and RSU Award Activities
The following table summarizes the stock option and RSU award activities under the Company's share-based compensation plans for the years ended December 31, 2021 and 2020:

	Shares Subject to Options Outstanding					Outstanding RSUs
	Number of Options (1)	Weighted Average Exercise Price $	Remaining Contractual Term (in years)	Aggregate Intrinsic Value (2) $	Weighted Average Grant Date Fair Value $	Outstanding RSUs	Weighted Average Grant Date Fair Value $
December 31, 2019	3,812,242	54.59	6.14	1,307,565	—	1,939,918	159.13
Stock options granted	258,163	505.69	—	—	197.26	—	—
Stock options exercised	(1,530,759)	46.26	—	—	—	—	—
Stock options forfeited	(50,369)	189.56	—	—	—	—	—
RSUs granted	—	—	—	—	—	473,697	645.99
RSUs settled	—	—	—	—	—	(1,176,637)	138.04
RSUs forfeited	—	—	—	—	—	(124,011)	262.93
December 31, 2020	2,489,277	103.76	5.45	2,559,442	—	1,112,967	377.08
Stock options granted	215,893	1,380.21	—	—	579.85	—	—
Stock options exercised	(1,494,840)	72.64	—	—	—	—	—
Stock options forfeited	(56,464)	873.63	—	—	—	—	—
RSUs granted	—	—	—	—	—	562,084	1,410.19
RSUs settled	—	—	—	—	—	(693,448)	309.83
RSUs forfeited	—	—	—	—	—	(137,785)	648.15
December 31, 2021	1,153,866	345.23	5.67	1,190,972	—	843,818	1,076.26

Stock options exercisable as of December 31, 2021	808,395	98.09	4.50	1,034,179
(1) As at December 31, 2021, 247,437 of the outstanding stock options were granted under the Company's Legacy Option Plan and are exercisable for Class B multiple voting shares, 876,346 of the outstanding stock options were granted under the Company's SOP and are exercisable for Class A subordinate voting shares, and 30,083 of the outstanding stock options were granted under the 6 River Systems 2016 Amended and Restated Stock Option and Grant Plan and are exercisable for Class A subordinate voting shares.
(2) The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying stock option awards and the closing market price of the Company's Class A subordinate voting shares as of December 31, 2021 and December 31, 2020.

Schedule of Assumptions Used to Estimate the Fair Value of Stock Options
The grant weighted average assumptions used to estimate the fair value of stock options granted to employees were as follows:

	Years ended
	December 31, 2021	December 31, 2020
Expected volatility	53.1%	46.4%
Risk-free interest rate	0.71%	1.04%
Dividend yield	Nil	Nil
Average expected life	4.15	4.41

Schedule of Classification of Stock-based Compensation
The following table illustrates the classification of stock-based compensation in the consolidated statements of operations and comprehensive income, which includes both stock-based compensation and restricted share-based compensation expense:

	Years ended
	December 31, 2021	December 31, 2020
	$	$
Cost of revenues	6,676	6,483
Sales and marketing	41,546	40,680
Research and development	215,193	154,119
General and administrative	67,348	45,658
	330,763	246,940